Stockholders' equity (Details 3) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) $ / shares	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Paid / prepaid, Gross		R$ 4,906		R$ 4,179		R$ 2,127
Paid / prepaid		(735)		(407)		(78)
Paid / prepaid		4,171		3,772		2,049
Interest on capital		2,540
Interest on capital, WHT				2,159		439
Interest on capital | $ / shares			$ 0.2207
Interest on capital-paid		3,004
Interest on capital, WHT				(381)
Accrued (Recorded in Other Liabilities)	R$ 4,938	4,938	$ 2,894	2,894	R$ 2,861	2,861
Accrued (Recorded in Other Liabilities)	(741)	(741)	(435)	(435)	(407)	(407)
Accrued (Recorded in Other Liabilities)	4,197	4,197	2,459	2,459	2,454	2,454
Total,Gross		9,844		7,073		4,988
Total, WHT		(1,476)		(842)		(485)
Total	R$ 8,368	8,368	$ 6,231	6,231	R$ 4,503	4,503
Dividends - 11 monthly installments paid from February to December		(293)		(1,596)		(2,261)
Dividends - 1 monthly installment paid						146
Dividends Or Interest On Capital						1,361
Interest On Capital One [Member]
IfrsStatementLineItems [Line Items]
Interest on capital | $ / shares	R$ 0.0150		$ 0.0150		R$ 0.0450
Interest on capital		1,902		173		517
Interest on capital, WHT		(285)		(26)		(78)
Interest on capital, WHT		1,617		147
Interest on capital - paid		2,554
Dividends | $ / shares			0.0150		0.0150
Dividends - 11 monthly installments paid from February to December				1,466		1,610
Interest On Capital Two [Member]
IfrsStatementLineItems [Line Items]
Interest on capital | $ / shares	0.0150		0.0150		0.0544
Interest on capital		173		173		624
Interest on capital, WHT		(26)		(26)		(93)
Interest on capital, WHT		147		147		531
Interest on capital | $ / shares	0.2605
Interest on capital, WHT		(450)
Dividends | $ / shares					0.0150
Dividends - 1 monthly installment paid						146
Interest On Capital Three [Member]
IfrsStatementLineItems [Line Items]
Interest on capital-paid		4,765		2,587		490
Interest on capital, WHT		(715)		(388)		(74)
Interest on capital - paid		R$ 4,050		2,199		416
Interest on capital | $ / shares	R$ 0.4133		0.2249		0.0426
Dividends | $ / shares					R$ 0.1394
Dividends Or Interest On Capital						1,601
Dividend or Interest on capital tax WHT						R$ (240)
Interest On Capital Four [Member]
IfrsStatementLineItems [Line Items]
Interest on capital-paid				134
Interest on capital, WHT				(21)
Interest on capital - paid				R$ 113
Interest on capital | $ / shares			$ 0.0116